Temporary Equity (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Mar. 13, 2012
Temporary Equity [Abstract]
Dividends Payable					$ 124,705
Cumulative preferred stock dividends		$ 37,379		$ 37,379